Corporate Development and General and Administrative (Table)	12 Months Ended
Dec. 31, 2017
Corporate Development And General And Administrative Table
Schedule of corporate development and general and administrative
	Years ended December 31,
	2017	2016	2015

Corporate Development:
Corporate advisory	$13	$69	$-
Geology and technical review	21	22	3
Legal	5	7	4
Salaries and remuneration	-	3	5
Sundry	-	4	-
Travel and transportation	18	31	30
	$57	$136	$42

General and Administrative:
Accounting, audit and tax	$39	$27	$24
Legal	16	29	17
Office and sundry	67	53	61
Regulatory	70	53	56
Rent	44	31	32
	$236	$193	$190